united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

135 5th Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/16

Item 1. Reports to Stockholders.

CENTERSTONE INVESTORS

2016 SEMI-ANNUAL REPORT

September 30, 2016

CENTERSTONE INVESTORS FUND

CLASS I	CLASS A	CLASS C
CENTX	CETAX	CENNX

CENTERSTONE INTERNATIONAL FUND

CLASS I	CLASS A	CLASS C
CINTX	CSIAX	CSINX

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers, if any, are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Centerstone Funds. This and other important information about the Funds are contained in the prospectus, which can be obtained by calling 877.314.9006. The prospectus should be read carefully before investing.

The Centerstone Funds are distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC. Centerstone Investors, LLC is not affiliated with Northern Lights Distributors, LLC.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

TABLE OF CONTENTS

3	CENTERSTONE’S DISTINCT INVESTMENT APPROACH

4	CENTERSTONE’S OPERATING PRINCIPLES

5	CENTERSTONE’S GUIDELINES TO INTELLIGENT INVESTING

6	SHAREHOLDER LETTER

CENTERSTONE INVESTORS FUND

10	Centerstone Investors Fund Overview

12	Portfolio of Investments

CENTERSTONE INTERNATIONAL FUND

18	Centerstone International Fund Overview

20	Portfolio of Investments

25	STATEMENTS OF ASSETS AND LIABILITIES

27	STATEMENTS OF OPERATIONS

28	STATEMENTS OF CHANGES IN NET ASSETS

FINANCIAL HIGHLIGHTS

29	Centerstone Investors Fund

30	Centerstone International Fund

31	NOTES TO FINANCIAL STATEMENTS

46	FUNDS’ EXPENSES

48	SUPPLEMENTAL INFORMATION

53	PRIVACY POLICY

55	TRUSTEES & OFFICERS

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	1

2	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE’S DISTINCT INVESTMENT APPROACH

Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not “equity” analysts. Business analysis is a more holistic approach which includes the entirety of a firm’s capital structure and allows us, in our opinion, to more accurately gauge the prospects for impairment in business value.

“Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not ‘equity’ analysts.”

As the name of the firm states, we are investors, which implies a long-term time horizon. Since most peers operate on an annual cycle, they attempt to maximize short-term gains. Being privately owned with an employee ownership culture allows us, in our opinion, to more effectively align our interests with our investors.

We define risk simply as the chance for permanent loss of capital. Our distinct investment approach seeks to minimize losses at a portfolio level by trying to have adequate diversification of risks. We will default to cash and high quality bonds in the absence of qualifying investments. It is our belief that our risk management techniques on a security-level and portfolio-level attempt to address the risk most commonly defined by shareholders: volatility.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	3

CENTERSTONE’S OPERATING PRINCIPLES

TIME HORIZON

♦	Long-term investment horizon

♦	Emphasis on long-term earnings power, rather than current earnings

MARGIN OF SAFETY AND INTRINSIC VALUE

♦	Invest in a security after we have determined that the market price is lower than its intrinsic value, the difference being our margin of safety

♦	Margin of safety affords us a cushion to potentially avoid paying more than its intrinsic value

SEEK TO MANAGE RISK THROUGH BOTTOM-UP RESEARCH

♦	In our opinion, it is important to avoid highly leveraged businesses, specifically because they are more exposed to an impairment of value during periods of industry or economic distress

♦	Focus our efforts on understanding the likelihood of a change in the earnings power of a business due to changing competitive dynamics, technological challenges and regulations, among other factors

♦	In most cases, we will avoid shareholder-unfriendly businesses as it relates to management’s capital allocation decisions

GENERAL MARKET RISK WITHIN A BOTTOM-UP APPROACH

♦	In environments with an insufficient margin of safety, fully invested portfolio mandates can become too exposed to the risk of loss by owning potentially overvalued securities, while a more flexible policy may help to reduce that risk by holding a reserve in cash and high-quality debt instruments

4	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE'S GUIDELINES TO INTELLIGENT INVESTING

A long-term time horizon and the avoidance of permanent capital loss are the keys to a successful investment strategy

Business quality, balance sheet quality, and management quality are as important as price in considering the difference between an investment and speculation

The flexibility to hold reserves is an important tool in the event that bottom-up search yields few opportunities

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	5

DEAR FELLOW CENTERSTONE SHAREHOLDERS,

We are pleased to present you with the first Semi-Annual Report for the Centerstone Investors Fund and Centerstone International Fund. This Semi-Annual Report covers just shy of five months’ worth of operations as the Funds were launched on May 3, 2016.

We would like to thank you for being among the first shareholders. Our goal for the Centerstone Investors Fund is to generate long-term growth of capital by seeking to provide equity-like returns with less risk than pure equity or index funds over a long-term investment horizon. We believe this strategy is appropriate for investors seeking an actively managed, value-oriented core portfolio. The goal for the Centerstone International Fund is to generate long-term growth of capital by investing across international markets, including both developed and emerging. We believe this strategy is appropriate for investors seeking value in an actively managed, equity-oriented portfolio with foreign exposure.

In our previous quarterly commentaries, we have described the types of businesses we tend to own, but equally important is the types of businesses we tend not to own. For instance, we are constitutionally averse to highly leveraged businesses and, as a result, the Funds have notably light exposure to global financial companies. This has served us well given how persistently weak such companies have been since the financial crisis. However, we point this out in the event that should the fortunes of such companies turn, in particular European banks, the Funds would not benefit much. Avoiding highly leveraged businesses is a key part of how we try to avoid a permanent loss of capital.

We have also communicated the futility of trying to predict the future. Given that the values of resource-oriented companies are mostly dependent

6	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

SHAREHOLDER LETTER
SEPTEMBER 30, 2016

on the future prices of their underlying resources, by extension we are also lightly exposed to these types of companies. Again, after a prolonged period of share price weakness for these companies, the Funds would not greatly benefit if such share price weakness reverses. Our focus on avoiding a permanent loss of capital has led us to avoid trying to predict the prices of underlying resources for resource-oriented companies.

From a longer-term perspective, we believe that our differentiated portfolios may be an effective answer to today’s insoluble dilemma — that is, how to generate an adequate return in a low return, low interest rate world. It remains our belief that owning a combination of solid businesses with stable market positions exposed to both cyclical or stable end markets, held at a reasonable price, combined with a healthy level of reserves and some gold (just in case) holds the answer. While there may be periods in which this strategy underperforms, we seek to deliver positive real performance over a full market cycle.

CENTERSTONE INVESTORS FUND

Since inception, May 3, 2016, through September 30, 2016, the Centerstone Investors Fund Class I shares (CENTX) returned 4.80%, Class A shares (CETAX) returned 4.70% and Class A shares with a sales charge (CETAX) returned -0.57% compared with 5.71% for the MSCI ACWI Index and 5.01% for the MSCI World Index, respectively.

During the period, the Centerstone Investors Fund’s five largest contributors to performance were Loomis (Sweden, Foreign Equity, Industrials), Men’s Wearhouse 7% coupon 7/1/2022 maturity (United States, High Yield Bond, Consumer Discretionary), TransCanada (Canada, Foreign Equity, Energy), Monmouth Real Estate Investment (United States, US Equity, Real Estate) and Schneider Electric (France, Foreign Equity, Industrials), collectively accounting for 1.67% of performance.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	7

The five largest detractors were ICA Gruppen (Sweden, Foreign Equity, Consumer Staples), CVS Health (United States, US Equity, Consumer Staples), McDonald’s (United States, US Equity, Consumer Discretionary), Target (United States, US Equity, Consumer Discretionary) and Mosaic (United States, US Equity, Materials), collectively subtracting 0.54% from performance.

CENTERSTONE INTERNATIONAL FUND

Since inception, May 3, 2016, through September 30, 2016, the Centerstone International Fund Class I shares (CINTX) returned 5.40%, Class A shares (CSIAX) returned 5.40% and Class A shares with a sales charge (CSIAX) returned 0.09% compared with 5.28% for the MSCI ACWI Ex-US Index and 3.37% for the MSCI EAFE Index, respectively.

During the period, the Centerstone International Fund’s five largest contributors to performance were Loomis (Sweden, Foreign Equity, Industrials), TransCanada (Canada, Foreign Equity, Energy), Schneider Electric (France, Foreign Equity, Industrials), Nagaileben (Japan, Foreign Equity, Health Care) and Weir Group (United Kingdom, Foreign Equity, Industrials), collectively accounting for 3.01% of performance.

The five largest detractors were Southern Copper (Peru, Foreign Equity, Materials), Swatch Group (Switzerland, Foreign Equity, Consumer Discretionary), Mosaic (United States, US Equity, Materials), Mandarin Oriental International (Hong Kong, Foreign Equity, Consumer Discretionary) and Fraport (Germany, Foreign Equity, Industrials), collectively subtracting 0.45% from performance.

8	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

SHAREHOLDER LETTER
SEPTEMBER 30, 2016

LOOKING AHEAD

It has indeed been an interesting five months. Without doubt, the future will be interesting too. In particular, the Federal Reserve seems to be way behind the curve and even we cannot help wonder how market prices would react should the authorities realize how much catching up they may have to do. In a market that is essentially at its intrinsic value, there is not much margin for error. As Benjamin Graham counseled, always be willing to hold reserves as you just never know what is around the corner.

Thank you for being a Centerstone shareholder and partner. We are excited to be on this long journey with you and look forward to writing you again in the Annual Report dated March 31, 2017.

Sincerely,

Abhay Deshpande, CFA

CHIEF INVESTMENT OFFICER

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The MSCI ACWI ex-US Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 23 Emerging Markets (EM) countries.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

All indices provide total returns in US dollars with net dividends reinvested.

Investors are not able to invest directly in the indices referenced and unmanaged index returns do not reflect any fees, expenses or sales charges. The referenced indices are shown for general market comparisons.

5589-NLD-10/21/2016

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	9

CENTERSTONE INVESTORS FUND OVERVIEW

Seeks to generate long-term growth of capital by investing across the globe	Global investments across industries, market capitalizations and capital structure	Invest in global equities and fixed income, with a bottom-up value approach. Weightings will vary depending on opportunities

PERFORMANCE	1 Month	3 Month	Since Inception*
Class I (CENTX)	0.48%	3.56%	4.80%
Class A (CETAX)	0.48	3.46	4.70
Class A (CETAX) with Sales Charge	–4.56	–1.69	–0.57
Class C (CENNX)**	0.48	3.46	4.70
MSCI ACWI Index	0.61	5.30	5.71
MSCI World Index	0.53	4.87	5.01

*	Inception: May 3, 2016

**	As of September 30, 2016 the Net Asset Value (NAV) of class C shares do not incorporate income and expenses due to size. If income and expenses were reflected it is likely the NAV and total return would be lower.

Class A Maximum Sales Load is 5.00%

TOP 10 HOLDINGS†	% of Portfolio		% of Portfolio
Gold & Gold-Related (US)	2.97%	3M (US)	1.66%
Loomis (SWE)	2.29	TransCanada (CAN)	1.65
Schneider Electric (FRA)	2.28	Monmouth Real Estate Investment (US)	1.60
Colgate-Palmolive (US)	1.90	Nagaileben (JPN)	1.55
Air Liquide (FRA)	1.82	Matas (DNK)	1.49
		TOTAL	19.21%

†	Holdings in cash, cash equivalents and short term instruments have been excluded

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

10	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CLASS I		CLASS A		CLASS C
CENTX	♦	CETAX	♦	CENNX

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund commenced operations on May 3, 2016.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s May 3, 2016, prospectus, the total annual operating expenses before fee waivers are 2.53%, 3.28% and 2.28% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 877.314.9006.

The returns for class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

§	Percentage of portfolio including income

Portfolio allocations are subject to change and should not be considered investment advice.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	11

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2016

Shares	Security	Market Value
COMMON STOCK — 59.48%
CANADA — 2.64%
10,737	TransCanada Corp.	$509,945
9,375	Metro, Inc.	307,772
		817,717
DENMARK — 3.38%
24,641	Matas A/S	461,003
14,316	Topdanmark A/S*	400,673
4,413	ISS A/S	183,168
		1,044,844
FINLAND — 1.41%
15,607	Tikkurila Oyj	335,740
2,178	Cargotec Oyj	99,946
		435,686
FRANCE — 8.60%
10,069	Schneider Electric SE	701,962
5,230	Air Liquide SA	560,781
4,889	Danone SA	362,751
1,904	LVMH Moet Hennessy Louis Vuitton SE	324,679
2,526	Sodexo SA	300,784
2,346	Ei_age SA	182,263
17,345	Havas SA	146,601
1,354	Valeo SA	78,986
		2,658,806
GERMANY — 2.15%
5,951	Fraport AG Frankfurt Airport Services Worldwide	325,462
3,112	Hornbach Holding AG & Co.	213,982
3,208	Hornbach Baumarkt AG	99,462
1,737	Hamburger Hafen und Logistik AG	26,410
		665,317
HONG KONG — 1.79%
30,200	Hongkong Land Holdings Ltd.	214,420
36,300	Hysan Development Co. Ltd.	170,118
129,920	Mandarin Oriental International Ltd.	169,546
		554,084
INDONESIA — 0.33%
76,292	Indocement Tunggal Prakarsa Tbk PT	101,423

ITALY — 0.23%
4,159	Interpump Group SpA	70,874

12	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2016

Shares	Security	Market Value
COMMON STOCK — 59.48% (continued)
JAPAN — 3.84%
21,651	Nagaileben Co. Ltd.	$478,049
6,973	Aica Kogyo Co. Ltd.	183,668
10,030	Sekisui Jushi Corp.	161,422
989	Shimano, Inc.	145,514
6,475	Mitsubishi Estate Co. Ltd.	120,554
585	FANUC Corp.	98,130
		1,187,338
MEXICO — 1.02%
41,081	Grupo Televisa SAB	211,022
4,399	Fresnillo PLC	103,430
		314,452
PERU — 0.30%
3,483	Southern Copper Corp.	91,603

SINGAPORE — 2.32%
153,100	ComfortDelGro Corp. Ltd.	315,473
60,000	SATS Ltd.	219,110
28,970	Oversea-Chinese Banking Corp. Ltd.	183,758
		718,341
SWEDEN — 3.75%
22,870	Loomis AB	706,457
13,731	ICA Gruppen AB	453,442
		1,159,899
SWITZERLAND — 5.16%
1,382	Swatch Group AG	$390,772
5,786	Cie Financiere Richemont SA	352,580
3,993	Nestle SA	314,631
3,867	Novartis AG	304,106
941	Roche Holding AG	233,434
		1,595,523
THAILAND — 1.92%
34,543	Siam City Cement PCL (NVDR)	295,086
44,250	Bangkok Bank PCL (NVDR)	207,522
126,300	Thai Beverage PCL	89,837
		592,445

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	13

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2016

Shares	Security	Market Value
COMMON STOCK — 59.48% (continued)
UNITED KINGDOM — 2.10%
5,765	British American Tobacco PLC	$197,707
2,950	Spectris PLC	152,157
2,750	Rotork PLC	150,112
1,095	Weir Group PLC	148,623
		648,599
UNITED STATES — 18.54%
7,916	Colgate-Palmolive, Co.	586,892
2,909	3M. Co.	512,653
7,174	Sonoco Products, Co.	379,002
6,373	Emerson Electric, Co.	347,392
4,748	EnerSys	328,514
4,838	DaVita, Inc.*	319,647
4,432	Wal-Mart Stores, Inc.	319,636
3,705	Omnicom Group, Inc.	314,925
4,506	Target Corp.	309,472
3,420	Procter & Gamble, Co.	306,945
2,628	McDonald’s Corp.	303,166
2,900	Scotts Miracle-Gro, Co.	241,483
9,358	Mosaic, Co.	228,897
1,015	WW Grainger, Inc.	228,213
2,536	CVS Health Corp.	225,679
1,798	United Technologies Corp.	182,677
1,176	Snap-on, Inc.	178,705
3,276	CarMax, Inc.*	174,775
1,931	TJX Cos, Inc.	144,400
1,467	Comcast Corp.	97,321
		5,730,393

TOTAL COMMON STOCK (Cost — $17,719,841)		18,387,343

14	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2016

Principal	Security	Coupon	Maturity	Market Value
BONDS & NOTES — 16.34%
LUXEMBOURG — 0.33%
$100,000	Actavis Funding SCS	2.35%	3/12/2018	$101,037
NETHERLANDS — 0.74%
213,000	LyondellBasell Industries NV	5.00%	4/15/2019	228,609
UNITED KINGDOM — 0.94%
276,000	Vodafone Group PLC	4.63%	7/15/2018	290,817
UNITED STATES — 14.33%
500,000	Wells Fargo & Co.	1.43%	1/30/2020	498,610
492,000	Men’s Wearhouse, Inc.	7.00%	7/1/2022	457,560
420,000	Kindred Healthcare, Inc.	8.00%	1/15/2020	427,350
300,000	Mondelez International, Inc.	1.28%	2/1/2019	299,917
239,000	Bank of America Corp.	5.65%	5/1/2018	253,523
250,000	Synchrony Financial	2.60%	1/15/2019	252,944
245,000	Verizon Communications, Inc.	2.61%	9/14/2018	251,434
250,000	United Technologies Corp.	1.78%	5/4/2018	251,362
250,000	PHI, Inc.	5.25%	3/15/2019	239,375
215,000	ADT Corp.	6.25%	10/15/2021	233,812
200,000	Anthem, Inc.	7.00%	2/15/2019	224,578
212,000	Ford Motor Credit Co. LLC	2.55%	10/5/2018	215,109
210,000	Infor US, Inc.	6.50%	5/15/2022	212,625
150,000	Advanced Disposal Services, Inc.	8.25%	10/1/2020	157,500
146,000	Wells Fargo & Co.	2.18%	3/4/2021	148,680
140,000	HRG Group, Inc.	7.88%	7/15/2019	147,525
80,000	Spectra Energy Partners LP	2.95%	9/25/2018	81,447
75,000	Qwest Corp.	6.50%	6/1/2017	77,249
				4,430,600
TOTAL BONDS & NOTES (Cost — $4,991,523)				5,051,063

Shares	Security	Market Value
COMMODITY — 2.96%
7,295	SPDR Gold Shares*	916,544

TOTAL COMMODITY (Cost — $908,309)		916,544

REAL ESTATE INVESTMENT TRUSTS — 1.59%
34,478	Monmouth Real Estate Investment Corp.	492,001

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost — $438,852)		492,001

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	15

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2016

Principal	Security	Coupon	Maturity	Market Value
US GOVERNMENT & AGENCY OBLIGATIONS — 2.86%
US TREASURY NOTES — 2.86%
$885,000	United States Treasury Note	0.75%	4/30/2018	$885,104

TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $884,873)				885,104

SHORT-TERM INVESTMENTS — 16.53%
US TREASURY BILL — 9.17%
2,835,000	United States Treasury Bill	0.00%	11/10/2016	2,834,195

Shares	Security	Market Value
MONEY MARKET FUND — 7.36%
2,276,587	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.14%^	2,276,587

TOTAL SHORT-TERM INVESTMENTS (Cost — $5,110,782)		5,110,782
TOTAL INVESTMENTS — 99.76% (Cost — $30,054,180)(a)		$30,842,837
CASH AND OTHER ASSETS LESS LIABILITIES — 0.24%		72,893
NET ASSETS — 100.00%		$30,915,730

NVDR: Non-Voting Depositary Receipt

*	Non-income producing security

^	Interest rate reflects seven-day effective yield on September 30, 2016

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,054,180 and differs from market value by net unrealized appreciation of:

Gross unrealized appreciation:	$938,709
Gross unrealized depreciation:	(150,052)
Net unrealized appreciation:	$788,657

16	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2016

As of September 30, 2016, the following Forward Currency Exchange Contracts were open:

FORWARD CURRENCY CONTRACTS

			Local
			Currency		US $
			Amount		Value at	Unrealized
Foreign	Settlement		Purchased/	US $	September	Appreciation/
Currency	Date	Counterparty	Sold	Equivalent	30, 2016	(Depreciation)*
To Buy:
British Pound	11/21/2016	State Street Bank	27,600	$36,807	$35,809	$(998)
				$36,807	$35,809	$(998)

To Sell:
British Pound	11/21/2016	State Street Bank	90,000	$128,292	$116,770	$11,522
Canadian Dollar	11/21/2016	State Street Bank	205,000	157,804	156,316	1,488
Danish Krone	2/21/2017	State Street Bank	3,400,000	515,633	516,663	(1,030)
Euro	2/21/2017	State Street Bank	1,400,000	1,594,008	1,583,438	10,570
Japanese Yen	2/21/2017	State Street Bank	42,000,000	419,764	417,008	2,756
Singapore Dollar	2/21/2017	State Street Bank	350,000	260,204	256,737	3,467
Swedish Krona	11/21/2016	State Street Bank	4,700,000	554,630	549,303	5,327
Swiss Franc	11/21/2016	State Street Bank	330,000	338,871	340,743	(1,872)
				$3,969,206	$3,936,978	$32,228

*	The amount represents fair value derivative instruments subject to foreign currency risk exposure as of September 30, 2016.

See Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	17

CENTERSTONE INTERNATIONAL FUND OVERVIEW

Seeks to generate long-term growth of capital by investing across international markets, including developed and emerging	Non-US investments across industries, market capitalizations and capital structure	Invest majority of assets in foreign equities with flexibility to invest in fixed income, with a bottom-up value approach

PERFORMANCE	1 Month	3 Month	Since Inception*
Class I (CINTX)	0.96%	4.56%	5.40%
Class A (CSIAX)	0.86	4.46	5.40
Class A (CSIAX) with Sales Charge	–4.18	–0.75	0.09
Class C (CSINX)**	0.86	4.46	5.40
MSCI ACWI ex-US Index	1.23	6.91	5.28
MSCI EAFE Index	1.23	6.43	3.37

*	Inception: May 3, 2016

**	As of September 30, 2016 the Net Asset Value (NAV) of class C shares do not incorporate income and expenses due to size. If income and expenses were reflected it is likely the NAV and total return would be lower.

Class A Maximum Sales Load is 5.00%

TOP 10 HOLDINGS†	% of Portfolio		% of Portfolio
Loomis (SWE)	4.21%	Nagaileben (JPN)	2.84%
Schneider Electric (FRA)	4.15	ICA Gruppen (SWE)	2.73
Air Liquide (FRA)	3.31	Matas (DNK)	2.28
TransCanada (CAN)	3.02	Danone (FRA)	2.10
Gold & Gold-Related (US)	2.97	Richemont (CHE)	2.10
		TOTAL	29.71%

†	Holdings in cash, cash equivalents and short term instruments have been excluded

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

18	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CLASS I		CLASS A		CLASS C
CINTX	♦	CSIAX	♦	CSINX

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund commenced operations on May 3, 2016.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s May 3, 2016, prospectus, the total annual operating expenses before fee waivers are 2.58%, 3.33% and 2.33% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 877.314.9006.

The returns for class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI ACWI ex-US Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 23 Emerging Markets (EM) countries.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

§	Percentage of portfolio including income

Portfolio allocations are subject to change and should not be considered investment advice.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	19

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2016

Shares	Security	Market Value
COMMON STOCK — 72.56%
CANADA — 4.84%
8,220	TransCanada Corp.	$390,402
7,201	Metro, Inc.	236,402
		626,804
DENMARK — 5.26%
15,759	Matas A/S	294,832
8,821	Topdanmark A/S*	246,880
3,382	ISS A/S	140,375
		682,087
FINLAND — 2.44%
11,559	Tikkurila Oyj	249,520
1,446	Cargotec Oyj	66,355
		315,875
FRANCE — 15.56%
7,686	Schneider Electric SE	535,831
3,986	Air Liquide SA	427,394
3,653	Danone SA	271,043
1,497	LVMH Moet Hennessy Louis Vuitton SE	255,275
1,947	Sodexo SA	231,839
1,825	Eiffage SA	141,786
10,800	Havas SA	91,283
1,074	Valeo SA	62,652
		2,017,103
GERMANY — 3.23%
3,682	Fraport AG Frankfurt Airport Services Worldwide	201,370
1,854	Hornbach Holding AG & Co KGaA	127,482
2,223	Hornbach Baumarkt AG	68,923
1,382	Hamburger Hafen und Logistik AG	21,013
		418,787
HONG KONG — 3.09%
21,550	Hongkong Land Holdings Ltd.	153,005
27,100	Hysan Development Co Ltd.	127,003
91,780	Mandarin Oriental International Ltd.	119,773
		399,781
INDONESIA — 0.61%
59,883	Indocement Tunggal Prakarsa Tbk PT	79,608

ITALY — 0.42%
3,196	Interpump Group SpA	54,464

20	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2016

Shares	Security	Market Value
COMMON STOCK — 72.56% (continued)
JAPAN — 6.76%
16,624	Nagaileben Co. Ltd.	$367,054
5,342	Aica Kogyo Co. Ltd.	140,708
701	Shimano, Inc.	103,140
6,320	Sekisui Jushi Corp.	101,713
525	FANUC Corp	88,065
4,075	Mitsubishi Estate Co. Ltd.	75,870
		876,551
MEXICO — 1.60%
28,528	Grupo Televisa SAB	146,541
2,608	Fresnillo PLC	61,320
		207,861
PERU — 0.55%
2,714	Southern Copper Corp.	71,378

SINGAPORE — 4.36%
118,200	ComfortDelGro Corp. Ltd.	243,559
48,400	SATS Ltd	176,748
22,700	Oversea-Chinese Banking Corp. Ltd.	143,987
		564,294
SWEDEN — 6.92%
17,601	Loomis AB	543,697
10,698	ICA Gruppen AB	353,283
		896,980
SWITZERLAND — 9.06%
4,444	Cie Financiere Richemont SA	$270,803
947	Swatch Group AG	267,772
3,032	Nestle SA	238,908
2,869	Novartis AG	225,622
689	Roche Holding AG	170,920
		1,174,026
THAILAND — 2.92%
21,857	Siam City Cement PCL (NVDR)	186,715
29,950	Bangkok Bank PCL (NVDR)	140,458
71,400	Thai Beverage PCL	50,787
		377,960

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	21

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2016

Shares	Security			Market Value
COMMON STOCK — 72.56% (continued)
UNITED KINGDOM — 3.69%
4,466	Spectris PLC			$113,920
4,972	Weir Group PLC			109,556
38,871	Rotork PLC			106,408
2,329	British American Tobacco PLC			148,824
				478,708
UNITED STATES — 1.25%
6,599	Mosaic, Co.			161,411

TOTAL COMMON STOCK (Cost — $8,909,134)				9,403,677

Principal	Security	Coupon	Maturity	Market Value
BONDS & NOTES — 1.01%
UNITED KINGDOM — 1.01%
$124,000	Vodafone Group PLC	4.63%	7/15/2018	$130,657

TOTAL BONDS & NOTES (Cost — $130,933)				130,657

Shares	Security			Market Value
COMMODITY — 2.96%
3,053	SPDR Gold Shares*			383,579

TOTAL COMMODITY (Cost — $374,541)				383,579

22	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2016

Principal	Security	Coupon	Maturity	Market Value
US GOVERNMENT & AGENCY OBLIGATIONS — 10.34%
US TREASURY NOTES — 10.34%
$1,340,000	United States Treasury Note	0.75%	4/30/2018	1,340,157

TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,338,926)				1,340,157

SHORT-TERM INVESTMENTS — 12.85%
US TREASURY BILL — 9.06%
1,175,000	United States Treasury Bill	0.00%	11/10/2016	1,174,661

Shares	Security			Market Value
MONEY MARKET FUND — 3.79%
491,448	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.14%^			491,448

TOTAL SHORT-TERM INVESTMENTS (Cost — $1,666,109)				1,666,109
TOTAL INVESTMENTS — 99.72% (Cost — $12,419,643)(a)				$12,924,179
CASH AND OTHER ASSETS LESS LIABILITIES — 0.28%				35,892
NET ASSETS — 100.00%				$12,960,071

NVDR: Non-Voting Depositary Receipt

*	Non-income producing security

^	Interest rate reflects seven-day effective yield on September 30, 2016

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,419,643 and differs from market value by net unrealized appreciation of:

Gross unrealized appreciation:	$563,777
Gross unrealized depreciation:	(59,241)
Net unrealized appreciation:	$504,536

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	23

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2016

As of September 30, 2016, the following Forward Currency Exchange Contracts were open:

FORWARD CURRENCY CONTRACTS

			Local
			Currency		US $
			Amount		Value at	Unrealized
Foreign	Settlement		Purchased/	US $	September	Appreciation/
Currency	Date	Counterparty	Sold	Equivalent	30, 2016	(Depreciation)*
To Buy:
British Pound	11/21/2016	State Street Bank	32,400	$43,208	$42,037	$(1,171)
				$43,208	$42,037	$(1,171)

To Sell:
British Pound	11/21/2016	State Street Bank	87,730	$127,028	$113,825	$13,203
Canadian Dollar	11/21/2016	State Street Bank	199,930	153,698	152,450	1,248
Danish Krone	2/21/2017	State Street Bank	2,300,000	349,127	349,508	(381)
Euro	2/21/2017	State Street Bank	1,200,000	1,366,190	1,357,232	8,958
Japanese Yen	2/21/2017	State Street Bank	32,000,000	321,600	317,720	3,880
Singapore Dollar	2/21/2017	State Street Bank	300,000	223,031	220,060	2,971
Swedish Krona	11/21/2016	State Street Bank	3,700,000	437,624	432,430	5,194
Swiss Franc	11/21/2016	State Street Bank	249,400	256,285	257,519	(1,234)
				$3,234,583	$3,200,744	$33,839

*	The amount represents fair value derivative instruments subject to foreign currency risk exposure as of September 30, 2016.

See Notes to Financial Statements.

24	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
SEPTEMBER 30, 2016

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Assets:
Investments in securities, at cost	$30,054,180	$12,419,643
Investments in securities, at value	$30,842,837	$12,924,179
Foreign currency, at value (Cost $2,662 and $1,481, respectively)	2,661	1,474
Cash	3,436	856
Interest and dividends receivable	91,011	27,267
Receivable for fund shares sold	366,629	—
Unrealized appreciation on open forward foreign currency contracts	35,130	35,454
Due from Advisor	2,407	13,443
Prepaid expenses and other assets	144,057	34,968
Total Assets	31,488,168	13,037,641

Liabilities:
Payable for securities purchased	457,224	26,262
Unrealized depreciation on open forward foreign currency contracts	3,900	2,786
Payable for distribution fees	97	31
Accrued expenses and other liabilities	111,217	48,491
Total Liabilities	572,438	77,570

Net Assets	$30,915,730	$12,960,071

Net Assets consist of:
Paid in capital	$30,008,456	$12,375,669
Accumulated net investment income (loss)	82,932	34,046
Accumulated net realized gain (loss) on investments and foreign currency transactions	4,430	13,120
Net unrealized appreciation (depreciation) on investments and foreign currency translations	819,912	537,236

Net Assets	$30,915,730	$12,960,071

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	25

CENTERSTONE INVESTORS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
SEPTEMBER 30, 2016

	Centerstone		Centerstone
	Investors		International
	Fund		Fund
Net Asset Value Per Share
Class I Shares:
Net Assets	$30,391,209		$12,774,279
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	2,899,598		1,212,181
Net asset value, offering and redemption price per share	$10.48		$10.54

Class A Shares:*
Net Assets	$524,511		$185,781
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	50,109		17,618
Net asset value, and redemption price per share	$10.47		$10.54
Offering price per share (NAV per share plus maximum sales charge)	$11.02		$11.09

Class C Shares:**
Net Assets	$10	(a)	$11	(a)
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1		1
Net asset value, offering and redemption price per share	$10.47	(b)	$10.54	(b)
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge)^	$10.37		$10.43

*	A contingent deferred sales charge may apply to redemptions made within 18 months of purchase following a purchase of $1,000,000 or more without an initial sales charge.

**	As of September 30, 2016 the Net Asset Value (NAV) of class C shares for both the Centerstone Investors Fund and Centerstone International Fund do not incorporate income and expenses due to size. If income and expenses were reflected it is likely the NAV and total return would be lower.

^	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption.

(a)	Amount is rounded

(b)	NAV may not tie due to rounding

See Notes to Financial Statements.

26	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS
STATEMENTS OF OPERATIONS (Unaudited)
PERIOD ENDED SEPTEMBER 30, 2016*

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Investment Income:
Interest income	$62,476	$9,542
Dividend income	123,487	79,067
Securities lending income
Less: Foreign withholding taxes	(9,478)	(8,320)
Total Investment Income	176,485	80,289

Operating Expenses:
Investment advisory fees	75,673	39,218
Distribution fees - Class A Shares	148	55
Administration fees	28,066	40,874
Trustees’ fees	36,741	36,740
Transfer agent fees	13,879	13,879
Custodian fees	12,818	12,818
Professional fees	12,652	12,652
Registration fees	12,246	12,246
Chief Compliance Officer fees	15,512	7,348
Other expenses	9,037	6,688
Total Operating Expenses	216,772	182,518
Less: Fees waived/reimbursed by the Advisor	(123,219)	(136,275)
Net Operating Expenses	93,553	46,243
Net Investment Income (Loss)	82,932	34,046

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investments	26,798	26,176
Foreign currency exchange contracts	(22,368)	(13,056)
Net change in unrealized appreciation (depreciation) on:
Investments	788,657	504,535
Foreign currency translations	25	33
Foreign currency exchange contracts	31,230	32,668
Net Realized and Unrealized Gain (Loss)	824,342	550,356

Net Increase (Decrease) in Net Assets Resulting From Operations	$907,274	$584,402

*	Commencement of operations was May 3, 2016.

See Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	27

CENTERSTONE INVESTORS
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
PERIOD ENDED SEPTEMBER 30, 2016*

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Operations:
Net investment income (loss)	$82,932	$34,046
Net realized gain (loss) from investments and foreign currency transactions	4,430	13,120
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	819,912	537,236

Net Increase (Decrease) in Net Assets Resulting From Operations	907,274	584,402

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	29,511,167	12,191,773
Class A	522,279	209,823
Class C	10	10
Redemption fee proceeds
Class I	—	—
Class A	—	529
Cost of shares redeemed
Class I	(25,000)	—
Class A	—	(26,466)
Net Increase (Decrease) in Net Assets From Share Transactions of Beneficial Interest	30,008,456	12,375,669

Total Increase in Net Assets	30,915,730	12,960,071

Net Assets:
Beginning of Period	—	—
End of Period**	$30,915,730	$12,960,071
** Includes undistributed net investment income (loss) at end of period	$82,932	$34,046

*	Commencement of operations was May 3, 2016.

See Notes to Financial Statements.

28	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS (Unaudited)
PERIOD ENDED SEPTEMBER 30, 2016*

The table sets forth financial data for one share of beneficial interest outstanding in the period:

	Class I	Class A	Class C**
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss)***	0.04	0.03	0.03
Net realized and unrealized gain (loss)	0.44	0.44	0.44
Total income (loss) from investment operations	0.48	0.47	0.47
Net asset value, end of period	$10.48	$10.47	$10.47
Total return(1)†	4.80%	4.70%	4.70%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$30,391	$525	$10 (2)
Ratios of expenses to average net assets
Before fee waivers^	2.55%	2.80%	3.55%
After fee waivers^	1.10%	1.35%	2.10%
Ratios of net investment income (loss) to average net assets
Before fee waivers^	(0.48)%	(0.73)%	(1.48)%
After fee waivers^	0.98%	0.73%	(0.02)%
Portfolio turnover rate(1)	10.31%	10.31%	10.31%

*	The Fund commenced operations on May 3, 2016.

**	As of September 30, 2016 the Net Asset Value (NAV) of class C shares for both the Centerstone Investors Fund and Centerstone International Fund do not incorporate income and expenses due to size. If income and expenses were reflected it is likely the NAV and total return would be lower.

***	The net investment income (loss) per share data was determined using the average shares outstanding throughout the period.

†	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Annualized for periods less than one year

(1)	Not annualized

(2)	Amount is actual; not presented in thousands

See Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	29

CENTERSTONE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS (Unaudited)
PERIOD ENDED SEPTEMBER 30, 2016*

The table sets forth financial data for one share of beneficial interest outstanding in the period:

	Class I	Class A	Class C**
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss)***	0.03	0.03	0.03
Net realized and unrealized gain (loss)	0.51	0.51	0.51
Total income (loss) from investment operations	0.54	0.54	0.54
Net asset value, end of period	$10.54	$10.54	$10.54
Total return(1)†	5.40%	5.40%	5.40%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$12,774	$186	$11 (2)
Ratios of expenses to average net assets
Before fee waivers^	4.20%	4.45%	5.20%
After fee waivers^	1.10%	1.35%	2.10%
Ratios of net investment income (loss) to average net assets
Before fee waivers^	(2.35)%	(2.10)%	(3.35)%
After fee waivers^	0.78%	0.53%	(0.22)%
Portfolio turnover rate(1)	9.22%	9.22%	9.22%

*	The Fund commenced operations on May 3, 2016.

**	As of September 30, 2016 the Net Asset Value (NAV) of class C shares for both the Centerstone Investors Fund and Centerstone International Fund do not incorporate income and expenses due to size. If income and expenses were reflected it is likely the NAV and total return would be lower.

***	The net investment income (loss) per share data was determined using the average shares outstanding throughout the period.

†	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Annualized for periods less than one year

(1)	Not annualized

(2)	Amount is actual; not presented in thousands

See Notes to Financial Statements.

30	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
SEPTEMBER 30, 2016

1.	ORGANIZATION

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) is each a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the US market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-US) markets. Centerstone Investors, LLC (the “Advisor”), manages the Funds. The Funds’ inception date is May 3, 2016.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements.

a.	Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available, then securities may be valued at fair value as determined by the Board (or its delegate). Securities not

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	31

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
SEPTEMBER 30, 2016

traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current bid price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price at 4:00 pm Eastern Time (“ET”).

Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Forward contracts are valued at the current cost of covering or offsetting such contracts by reference to forward currency rates at the time the NYSE closes (normally 4:00 pm ET).

Securities in which the Funds invest may be traded in markets that close before 4:00 pm ET. Normally, developments that occur between the close of the foreign markets and 4:00 pm ET will not be reflected in a Fund’s NAV. However, Funds may determine that such developments are significant that they will affect the value of a Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of 4:00 pm ET. Effective September 13, 2016, the Funds began using fair value prices as provided by an independent pricing vendor for those securities traded on a foreign exchange.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

32	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
SEPTEMBER 30, 2016

Fair Valuation Process - If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee (the “Committee”) in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

As noted, the Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations may be required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	33

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
SEPTEMBER 30, 2016

closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value; and (v) securities which are restricted, such as private investments or non-traded securities. The Committee may determine the fair value of such securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable, to name a few.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to

34	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
SEPTEMBER 30, 2016

the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016, for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$18,387,343	$—	$—	$18,387,343
Bonds & Notes	—	5,051,063	—	5,051,063
Commodity	916,544	—	—	916,544
Real Estate Investment Trusts	492,001	—	—	492,001
US Government & Agency Obligations	—	885,104	—	885,104
Short-Term Investments	2,276,587	2,834,195	—	5,110,782
Forward Currency Contracts*	—	35,130	—	35,130
Total Assets	$22,072,475	$8,805,492	—	$30,877,967

Liabilities - Derivatives
Forward Currency Contracts*	$—	$3,900	$—	$3,900
Total Liabilities	$—	$3,900	$—	$3,900

*	Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	35

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
SEPTEMBER 30, 2016

Centerstone International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,403,677	$—	$—	$9,403,677
Bond & Notes	—	130,657	—	130,657
Commodity	383,579	—	—	383,579
US Government & Agency Obligations	—	1,340,157	—	1,340,157
Short-Term Investments	491,448	1,174,661	—	1,666,109
Forward Currency Contracts*	—	35,454	—	35,454
Total Assets	$10,278,704	$2,680,929	$—	$12,959,633

Liabilities - Derivatives
Forward Currency Contracts*	$—	$2,786	$—	$2,786
Total Liabilities	$—	$2,786	$—	$2,786

*	Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

b.	Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

36	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
SEPTEMBER 30, 2016

c.	Forward Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

The notional value of the derivative instruments outstanding as of September 30, 2016, as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

d.	Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations – The following is a summary of the location of derivative investments of each Fund in the Statement of Assets and Liabilities as of September 30, 2016:

Location on the Statements of Assets and Liabilities
Derivative Investment Type	Asset Derivatives	Liability Derivatives
	Unrealized appreciation	Unrealized depreciation
Currency Contracts	on open forward foreign	on open forward foreign
	currency contracts	currency contracts

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	37

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
SEPTEMBER 30, 2016

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of September 30, 2016:

Asset Derivatives Investment Value
Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$35,130
Centerstone International Fund Forward Foreign Currency Contracts	$35,454

The following is a summary of the location of derivative investments of each Fund in the Statements of Assets and Liabilities for the year ended September 30, 2016.

Liability Derivatives Investment Value
Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$3,900
Centerstone International Fund Forward Foreign Currency Contracts	$2,786

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net Realized gain (loss) from:
Foreign currency exchange contracts
Net change in unrealized appreciation
(depreciation) on: Foreign currency
exchange contracts

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2016:

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$(22,368)
Centerstone International Fund Forward Foreign Currency Contracts	$(13,056)

38	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

centerstone investors
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2016

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$31,230
Centerstone International Fund Forward Foreign Currency Contracts	$32,668

e.	Offsetting of Financial Assets and Derivative Assets - The Funds’ policies are to recognize a net asset or liability equal to the unrealized amount on forward foreign currency contracts. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2016.

Centerstone Investors Fund

Assets:
		Gross Amounts	Net Amounts of Assets Presented	Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Offset in the Statement of Assets & Liabilities	in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward	$35,130	$—	$35,130	$(3,900)	$—	$31,230
Foreign
Currency
Contracts
Total	$35,130	$—	$35,130	$(3,900)	$—	$31,230

Liabilities:
		Gross Amounts	Net Amounts of Liabilities Presented	Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Offset in the Statement of Assets & Liabilities	in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward	$(3,900)	$—	$(3,900)	$3,900	$—	$—
Foreign
Currency
Contracts
Total	$(3,900)	$—	$(3,900)	$3,900	$—	$—

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	39

centerstone investors
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2016

Centerstone International Fund

Assets:
		Gross Amounts	Net Amounts of Assets Presented	Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Offset in the Statement of Assets & Liabilities	in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward	$35,454	$—	$35,454	$(2,786)	$—	$32,668
Foreign
Currency
Contracts
Total	$35,454	$—	$35,454	$(2,786)	$—	$32,668

Liabilities:
		Gross Amounts	Net Amounts of Liabilities Presented	Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Offset in the Statement of Assets & Liabilities	in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward	$(2,786)	$—	$(2,786)	$2,786	$—	$—
Foreign
Currency
Contracts
Total	$(2,786)	$—	$(2,786)	$2,786	$—	$—

f.	Investment Transactions, Investment Income and Expenses - Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense is recorded on ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded soon after the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed

40	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

centerstone investors
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2016

equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. In general, each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

g.	Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

h.	Federal Income Taxes - It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax year of 2016 and expected to be taken in tax year 2016 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax year. The Funds identify their major tax jurisdictions as US Federal. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	41

centerstone investors
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2016

i.	Distributions to Shareholders - It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on ex-date.

j.	Indemnification - The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a.	Management Fees - Centerstone Investors, LLC (the “Advisor”) serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, each Fund pays the Advisor an annualized rate of 0.90% of each Fund’s respective average daily net assets, accrued daily and paid monthly. For the period ended September 30, 2016, the Advisor earned advisory fees of $75,673 and $39,218 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

The Advisor has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds,

42	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

centerstone investors
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2016

or extraordinary expenses such as litigation) at least until March 31, 2018, so that the total annual operating expenses of the Funds do not exceed 1.35%, 2.10% and 1.10% of the average daily net assets of the Class A, Class C and Class I shares, respectively. Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the period ended September 30, 2016, the Advisor waived fees of $123,219 and $136,275 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

b.	Distributor - The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Funds have adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, for Class A and Class C shares. The Plan provides for the monthly payment of a combined shareholder servicing and distribution fee to the Distributor at an annualized rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares, respectively. Class I shares do not pay rule 12b-1 distribution or shareholder servicing fees. For the period ended September 30, 2016, the Funds incurred distribution fees of $148 and $55 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

c.	Administration, Fund Accounting and Transfer Agency Fees - Gemini Fund Services, LLC (“GFS” or the “Administrator”), an affiliate of the Distributor, serves as the administrator, fund accountant and transfer agent for the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), (formally “Gemcom”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as some print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	43

centerstone investors
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2016

d.	Trustees’ Fees - The Board has approved the following Trustee compensation schedule: Each Trustee who is not an interested person of the Trust will receive a quarterly fee of $15,000. The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the period ended September 30, 2016, were as follows:

	Purchases	Sale Proceeds
	(excluding	(excluding	Purchases of	Proceeds of
	US Government	US Government	US Government	US Government
Fund	Securities)	Securities)	Securities	Securities
Centerstone
Investors Fund	$24,134,343	$63,356	$5,588,559	$1,885,000
Centerstone
International Fund	9,463,290	49,327	3,374,255	875,000

5.	SHARES OF BENEFICIAL INTEREST

At September 30, 2016, each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the period ended September 30, 2016:

			Net Increase
			(Decrease) in
Fund	Issued	Redeemed	Shares
	Class I Shares
Centerstone Investors Fund	2,901,979	(2,381)	2,899,598
Centerstone International Fund	1,212,181	—	1,212,181

	Class A Shares
Centerstone Investors Fund	50,109	—	50,109
Centerstone International Fund	20,162	(2,544)	17,618

	Class C Shares
Centerstone Investors Fund	1	—	1
Centerstone International Fund	1	—	1

44	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

centerstone investors
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2016

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption occurs. For the period ended September 30, 2016, the Centerstone International Fund assessed $529 in redemption fees.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a) 9 of the Act. As of September 30, 2016, Abhay Desphande held 51% and 81% of the voting securities of the Centerstone Investors Fund and Centerstone International Fund, respectively.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements relating to the Funds presented in this report.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	45

centerstone investors
FUNDS’ EXPENSES (Unaudited)
September 30, 2016

Example

Shareholders of mutual funds will pay (1) transitional costs, such as sales load, and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual-Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual-Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual-Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

46	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS
FUNDS’ EXPENSES (Unaudited)
September 30, 2016

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical-Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual(1)		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value*	Ending Account Value 9/30/16	Expenses Paid During Period*	Ending Account Value 9/30/16	Expenses Paid During Period**
Class I: Investors Fund	1.10%	$1,000.00	$1,048.00	$4.57	$1,019.55	$5.57
International Fund	1.10%	$1,000.00	$1,054.00	$4.58	$1,019.55	$5.57
Class A: Investors Fund	1.35%	$1,000.00	$1,047.00	$5.60	$1,018.30	$6.83
International Fund	1.35%	$1,000.00	$1,054.00	$5.62	$1,018.30	$6.83
Class C: Investors Fund	2.10%	$1,000.00	$1,048.00	$8.72	$1,014.54	$10.61
International Fund	2.10%	$1,000.00	$1,054.00	$8.74	$1,014.54	$10.61

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 148 days and divided by 365 (to reflect the number of days in the period May 3, 2016, to September 30, 2016).

**	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ending September 30, 2016).

(1)	Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	47

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited)

Board Considerations for Approval of Investment Advisory Agreements

On March 11, 2016, the Board of Centerstone Investors Trust (the “Trust”) (including a majority of those trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”)) considered the approval of the investment advisory agreement (the “Agreement”) between Centerstone Investors, LLC (“Centerstone” or the “Advisor”) and the Trust, on behalf of each of its series, the Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively, the “Funds”), respectively.

In connection with the Board’s consideration of the Agreement with respect to each of the Funds, the Board received written materials in advance of the meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Funds by Centerstone; (ii) a description of Centerstone’s investment management personnel; (iii) an overview of Centerstone’s operations and financial condition; (iv) a comparison of each Funds’ proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (v) performance information for comparatively managed accounts, if any, (vi) the anticipated level of profitability from Centerstone’s fund-related operations; (vii) a description of Centerstone’s brokerage practices (including any soft dollar arrangements); and (viii) Centerstone’s compliance policies and procedures, including policies and procedures for personal securities transactions and with respect to cybersecurity and business continuity.

Throughout the process, the Board had the opportunity to ask questions of and request additional information from Centerstone. The Board was assisted by legal counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. During the meeting at which the Board considered the Agreement, the Independent Trustees were advised by and met in executive sessions with their independent legal counsel at which no representatives of management were present. The Independent Trustees also received memoranda from their independent legal counsel and from counsel to the Trust discussing the legal standards for their consideration of the proposed Agreement. In approving the Agreement with respect to each of the Funds, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including

48	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited)

conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.

Nature, Extent and Quality of Services. The Board reviewed information and materials provided by Centerstone related to the Agreement with the Trust, including the Agreement, Centerstone’s Form ADV, a description of the firm and its organizational and management structure, its history and its regulatory history, the manner in which investment decisions would be made and executed, the financial condition of Centerstone and its ability to provide the services required under the Agreement, an overview of the personnel that would perform services for the Funds, and Centerstone’s compliance policies and procedures reasonably designed to assure compliance with federal securities laws. The Board also considered Centerstone’s risk management processes and its policies and procedures with respect to cybersecurity and business continuity. The Board also noted that, on a regular basis, it would receive information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered that Centerstone would be responsible for the management of the day-to-day operations of the Funds, including but not limited to, monitoring and reviewing the activities of the Trust’s third-party service providers. The Board noted that Centerstone had recently commenced operations and took into account the qualifications, prior experience and background of the senior and investment personnel of Centerstone. The Board considered Centerstone’s level of staffing and its overall resources, as well as received information relating to Centerstone’s compensation program.

The Board considered Centerstone’s investment processes and philosophies. The Board took into account that Centerstone’s responsibilities will include the development and maintenance of an investment program for each of the Funds that is consistent with each Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to Centerstone’s brokerage policies and practices, including with respect to best execution and soft dollars.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	49

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited)

The Board concluded that Centerstone had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Agreement and that the Advisor may reasonably be expected to provide a high quality of services under the Agreement with respect to each Fund.

Performance. The Board noted that Centerstone had recently commenced operations and as a result, did not have comparable fund performance history. The Board took into account the qualifications and experience of the portfolio manager for the Funds, including his positive long-term performance returns with respect to registered investment companies that he had previously managed. The Board also took into account Centerstone’s discussion of its investment processes and philosophies, as well as its staffing and resources. The Board also noted that it would review at its regularly scheduled meetings information about the performance of the Funds.

The Board concluded that Centerstone had the appropriate qualifications, experience and resources to perform its duties under the Agreement and is qualified to manage each Fund’s assets in accordance with its respective investment objectives and policies.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, each Fund’s proposed contractual and net management fees and estimated total expenses as compared to similarly situated investment companies deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider (the “Peer Group”), as well as each Fund’s ranking within a broader group of funds. The Board noted that each Fund’s advisory fee was higher than the median of each Fund’s respective Peer Group, but within the range of fees of the Funds in each Fund’s Peer Group. The Board also noted that each Fund’s anticipated total net expenses were above its respective Peer Group median. The Board took into account Centerstone’s discussion of the Funds’ advisory fees as compared to those of their Morningstar categories and the funds in the Peer Groups, including differences in the investment strategies of the Funds as compared to the funds in each Fund’s Peer Group.

50	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited)

Centerstone also discussed the Funds’ anticipated expenses. The Board noted that Centerstone has agreed to waive fees and/or reimburse expenses with respect to the Funds. The Board additionally noted that Centerstone did not manage any comparable accounts. The Board concluded that the advisory fee to be paid by each of the Funds was reasonable.

Profitability. The Board considered Centerstone’s expected profitability based on current asset levels and whether such estimated profits are reasonable in light of the services provided to the Funds. The Board reviewed an estimated profitability analysis prepared by Centerstone, and noted that based on the estimated costs of managing the Funds, Centerstone’s anticipated level of profitability, if any, from its relationship with the Funds was not excessive.

Economies of Scale. The Board considered whether Centerstone would realize economies of scale with respect to its management of the Funds. The Board considered a profitability analysis included in the board materials, and considered that while expenses of managing each of the Funds as a percentage of assets under management are expected to decrease as the Funds’ assets grow, at current and expected asset levels, economies of scale are not a relevant consideration at this time. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Other Benefits. The Board also considered the character and amount of other direct and indirect benefits to be received by Centerstone from its relationship with the Funds. The Board concluded that potential “fall-out” benefits that Centerstone might receive, such as reputational benefits or increased ability to obtain research services, were reasonable, and might, in some cases, benefit the Funds.

Conclusion. Based on the Board’s evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Agreement with respect to each Fund would be in the best interest of each Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreement with respect to each Fund.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	51

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited)

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 877.314.9006 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

How To Obtain 1st And 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 800.SEC.0330. The information on Form N-Q is available without charge, upon request, by calling 877.314.9006.

52	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS TRUST

PRIVACY NOTICE	FEBRUARY 2016

FACTS	WHAT DOES CENTERSTONE INVESTORS TRUST
DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

♦     Social Security number and wire transfer instructions

♦     account transactions and transaction history

♦     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CENTERSTONE INVESTORS TRUST chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Centerstone Investors Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 402.493.4603

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	53

CENTERSTONE INVESTORS TRUST

PRIVACY NOTICE

What we do
How does Centerstone Investors Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Centerstone Investors Trust collect my personal information?

We collect your personal information, for example, when you

♦     open an account or deposit money

♦     direct us to buy securities or direct us to sell your securities

♦     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

♦     sharing for affiliates’ everyday business purposes - information about your creditworthiness.

♦     affiliates from using your information to market to you.

♦     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ♦ CENTERSTONE INVESTORS TRUST has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ♦ CENTERSTONE INVESTORS TRUST does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ♦ CENTERSTONE INVESTORS TRUST does not jointly market.

54	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

TRUSTEES & OFFICERS

Independent Trustees

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Paul Coghlan 1945	Independent Trustee since March 2016.	Chief Financial Officer, Linear Technology Corp. (Dec. 1986 – Jun. 2015).	2	None
Felix Rivera 1963	Independent Trustee since March 2016.	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy) (Jan. 2011 – present); Chief Operating Officer, Biondo Investment Advisors, LLC, (Apr. 2004 – Dec. 2010).	2	BlueArc Multi-Strategy Fund (since 2014); Advisors Preferred Trust (since 2012).
Anita K. Krug 1969	Independent Trustee since March 2016.	Associate Professor, University of Washington School of Law (since 2014); Assistant Professor, University of Washington School of Law (2010 – 2014); Partner, Howard Rice, P.C. (legal services) (2007 - 2010).	2	Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014); Two Roads Shared Trust (since 2012).

Interested Trustees

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Abhay Deshpande** 1970	Trustee, President and Chief Executive Officer since January 2016.	Founder & Chief Investment Officer of the Advisor (2015 to present); Portfolio Manager, First Eagle Investment Management, LLC (2007 – 2014).	2	None

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	55

TRUSTEES & OFFICERS

Officers

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Philip Santopadre 1977	Treasurer, Secretary and Chief Financial Officer since March 2016.	Chief Operating Officer, Chief Financial Officer and Chief Compliance Officer of the Advisor (Mar. 2016 to present); Treasurer, First Eagle Funds and First Eagle Variable Funds (Sep. 2005 to Mar. 2016); Vice President, First Eagle Investment Management, LLC (Jul. 2006 – Mar. 2016).	N/A	N/A
Michael J. Wagner 1950	Chief Compliance Officer since July 2016.	President (2006 – Present) and Senior Vice President (2004 – 2006), Northern Lights Compliance Services, LLC (provides CCO services to mutual funds); Vice President, GemCom, LLC (2004 – Present) (provides Edgar services to mutual funds); President (2004 – 2006) and Chief Operating Officer (2003 – 2006).	N/A	N/A

*	The term of office for each Trustee and Officer listed will continue indefinitely.

**	Abhay Deshpande is an “interested person” of the Trust as that term is defined under the 1940 Act because of his affiliation with Centerstone Investors, LLC, the Funds’ Advisor.

56	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016

CENTERSTONE INVESTORS

Investment Advisor
Centerstone Investors, LLC
135 Fifth Avenue
Suite 3
New York, NY 10010

Independent Registered Public Accounting Firm
Cohen & Company
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

Legal Counsel
Alston & Bird, LLP
950 F Street NW
Washington, D.C. 20004

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent, Fund Accountant and Fund Administrator
Gemini Fund Services, LLC
17605 Wright Street
Suite 2
Omaha, NE 68130

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2016	57

CENTERSTONE INVESTORS

Centerstone Investors • 135 Fifth Avenue, Suite 3 • New York, New York 10010
212.503.5790 • **centerstoneinv.com**

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to the registrant.

Item 6. Schedule of Investments.

(a) Schedule of investments in securities of unaffiliated issuers is included under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders. None at this time.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Centerstone Investors Trust

By (Signature and Title)

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 12/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 12/8/16

By (Signature and Title)

/s/ Philip Santopadre

Philip Santopadre, Treasurer/Principal Financial Officer

Date 12/8/16